Offerings - Offering: 1	Jan. 21, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 296,912,832.75
Fee Rate	0.01531%
Amount of Registration Fee	$ 45,457.35
Offering Note	In accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, the proposed maximum aggregate value of the transaction estimated solely for purposes of calculating the filing fee was calculated based on the product of (i) 659,806,295 (which is the estimated number of Lucero common shares Vitesse anticipates will be transferred to it at closing of the arrangement) and (ii) $0.45, the average of the high and low trading prices of Lucero common shares as reported on the TSX Venture Exchange on January 20, 2025 (within five business days prior to the date of the proxy statement).